Share-based Payments - Disclosure of detailed information about share-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 2,346	$ 2,068
General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,769	1,577
Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	577	491
Fair value of options vested
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,214	1,241
Fair value of options vested | General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	743	762
Fair value of options vested | Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	471	479
RSUs with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,035
RSUs with performance criteria | General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	986
RSUs with performance criteria | Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	49
RSUs with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	97	827
RSUs with no performance criteria | General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	40	815
RSUs with no performance criteria | Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 57	$ 12